Empower Mid Cap Value Fund Expense Example - Empower Mid Cap Value Fund	Dec. 31, 2025 USD ($)
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 72
Expense Example, with Redemption, 3 Years	224
Expense Example, with Redemption, 5 Years	390
Expense Example, with Redemption, 10 Years	871
Investor
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	351
Expense Example, with Redemption, 5 Years	615
Expense Example, with Redemption, 10 Years	$ 1,367